Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 129,106	$ 116,382
Restricted cash		2,623	2,254
Trade accounts receivable, net		25,485	29,809
Other current assets		53,954	47,812
Related party receivables		2,132	3,734
Derivative instruments receivable		9,111	12,480
Favorable charter party contracts		754	796
Inventories		37,463	40,887
Prepaid expenses		11,957	6,771
Voyages in progress		11,721	17,992
Other intangible assets		2,235	0
Total current assets		286,541	278,917
Vessels and equipment, net		2,959,129	2,987,360
Vessels held for sale		0	14,486
Newbuildings		0	54,777
Finance leases, right of use assets, net		53,656	68,643
Operating leases, right of use assets, net		6,848	9,538
Investments in associated companies		53,056	58,536
Derivative instruments receivable		18,183	15,590
Favorable charter party contracts		2	755
Other long-term assets		1,879	416
Total assets		3,379,294	3,489,018
Current liabilities
Current portion of long-term debt		113,848	109,309
Current portion of finance lease obligations - related party		18,829	19,601
Current portion of operating lease obligations (including related party balances of $2,280 and $2,147 as of December 31, 2024 and 2023 respectively)		2,414	2,632
Derivative instruments payables		74	172
Unfavorable charter party contracts		2,401	2,496
Related party payables		3,231	9,157
Trade accounts payable		11,793	9,524
Accrued expenses		60,508	46,041
Other current liabilities		21,294	27,259
Total current liabilities		234,392	226,191
Long-term liabilities
Long-term debt		1,188,679	1,260,758
Non-current portion of finance lease obligations - related party		49,158	67,987
Non-current portion of operating lease obligations (including related party balances of $6,918 and $9,198 as of December 31, 2024 and 2023 respectively)		6,918	9,621
Other long-term liabilities		170	2,570
Total liabilities		1,479,317	1,567,127
Commitments and contingencies	[1]
Equity
Share capital (Shares issued: 2024: 201,190,621. 2023: 201,190,621. Outstanding shares: 2024: 199,403,293. 2023: 199,628,293 shares. All shares are issued and outstanding at par value $0.05)		10,061	10,061
Treasury shares		(14,314)	(11,527)
Additional paid in capital		1,124	1,124
Contributed capital surplus		1,582,257	1,582,257
Accumulated earnings		320,849	339,976
Total equity		1,899,977	1,921,891
Total liabilities and equity		$ 3,379,294	$ 3,489,018

[1]	*For details please refer to Note 28, "Commitments and contingencies".